Commitments and Contingencies (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Extended term			one
Borrowings amount	$ 137,000		$ 4,274,034	$ 8,533,888
Borrowings			$ 121,903
Shanghai Feipeng [Member]
Commitments and Contingencies [Line Items]
Borrowings amount	$ 137,000	¥ 1,000,000
Mr. Lihui Wang [Member]
Commitments and Contingencies [Line Items]
Borrowing due	5 years	5 years	5 years
Annual interest rate	8.49%	8.49%	8.49%